Net Investment in Sales Type Lease (Tables)	6 Months Ended
Jun. 30, 2026
Net Investment in Sales Type Lease [Abstract]
Annual Lease Receivables
The annual lease receivables under the Dukeship bareboat charter agreement are as follows:

Twelve month periods ending June 30,	Amount
2027	3,449
2028	22,343
Total undiscounted cash flows	25,792
Less: Discount based on implicit rate	(764)
Present value of lease receivables	25,028

Net investment in sale type lease, current	2,760
Net investment in sale type lease, non-current	22,268
Present value of lease receivables	25,028